Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details)	Sep. 30, 2024
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease term
Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	46 years
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Automobiles [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Office and electric equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Automobiles [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Office and electric equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years